Loss Per Share (Details) - CHF (SFr)		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Loss per share [Abstract]
Loss attributable to owners of the Company		SFr (3,604,301)	SFr (4,825,018)
Weighted average number of shares outstanding	[1]	2,173,307	294,914
Basic and diluted loss per share		SFr (1.66)	SFr (16.36)

[1]	The basic and diluted loss per share for the period ended June 30, 2018 is revised to reflect the reverse-split ratio of 1 for 10 following the Merger on March 13, 2018. In addition, basic and diluted loss per share for the period ended June 30, 2019 and 2018 have been adjusted for the 2019 Reverse Share Split on May 1, 2019 with a ratio of 1 for 20.